Stock-Based Compensation and Other Benefit Plans - Summary of Options that Vested at Issuance and those Subject to Vesting (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Exercised	0
2009 Equity Incentive Plan [Member]
Number of Options
Balance at beginning of period	3,243,001	2,573,001
Awarded	440,499	675,000
Forfeited	(2,998)	(3,333)
Expired	(2,002)	(1,667)
Balance at end of period	3,678,500	3,243,001	2,573,001
Weighted Average Remaining Contractual Life (Years)
Awarded	9 years 6 months	9 years 2 months 16 days
Balance at end of period	6 years 10 months 24 days	7 years 6 months 15 days	8 years 1 month 10 days
Weighted Average Fair Value
Balance at beginning of period	$ 5.02	$ 4.97
Awarded	$ 5.44	$ 5.22
Forfeited	$ 5.29	$ 6.05
Expired	$ 5.48	$ 6.05
Balance at end of period	$ 5.07	$ 5.02	$ 4.97
Weighted Average Exercise Price
Balance at beginning of period	$ 20.58	$ 20.59
Awarded	$ 19.57	$ 20.55
Forfeited	$ 20.66	$ 21.00
Expired	$ 20.75	$ 21.00
Balance at end of period	$ 20.46	$ 20.58	$ 20.59
2013 Plan Options [Member]
Number of Options
Awarded	2,173,000
Exercised	0
Expired	0
Balance at end of period	2,173,000
Weighted Average Remaining Contractual Life (Years)
Awarded	9 years 11 months 23 days
Balance at end of period	9 years 11 months 23 days
Weighted Average Fair Value
Awarded	$ 4.09
Exercised
Balance at end of period	$ 4.09
Weighted Average Exercise Price
Awarded	$ 19.75
Exercised
Balance at end of period	$ 19.75